Note 3 - Inventories	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2014 and 2013 consist of the following:

	October 31,
	2014	2013
Finished goods	$5,378,114	$5,569,539
Work in process	3,210,955	3,160,806
Raw materials	8,663,755	9,284,390
Production supplies	265,295	219,544
Total	$17,518,119	$18,234,279